Income taxes - Schedule of losses expire (Details)	12 Months Ended
Dec. 31, 2022 CAD ($)
Income taxes
Expiry date	$ 18,427,000
non-capital losses carried forward	18,427,000
Two Thousand Thirty Two
Income taxes
Expiry date	44,000
Two Thousand Thirty Three
Income taxes
Expiry date	748,000
Two Thousand Thirty Four
Income taxes
Expiry date	325,000
Two Thousand Thirty Five
Income taxes
Expiry date	286,000
Two Thousand Thirty Six
Income taxes
Expiry date	365,000
Two Thousand Thirty Seven
Income taxes
Expiry date	618,000
Two Thousand Thirty Eight
Income taxes
Expiry date	1,089,000
Two Thousand Thirty Nine
Income taxes
Expiry date	554,000
Two Thousand Fourty
Income taxes
Expiry date	1,116,000
Two Thousand Forty One
Income taxes
Expiry date	3,648,000
Two Thousand Forty Two
Income taxes
Expiry date	$ 9,634,000